UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21552
                                                    ---------------

                    J.P. Morgan Multi-Strategy Fund, L.L.C.
                -----------------------------------------------
               (Exact name of registrant as specified in charter)

                          522 Fifth Avenue, 10th Floor
                               New York, NY 10036
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Wayne Chan, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                           522 Fifth Avenue, Floor 10
                               New York, NY 10036
                -----------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                             Shearman & Sterling LLP
                      801 Pennsylvania Avenue NW, Suite 900
                           Washington, D.C. 20004-2604

        registrant's telephone number, including area code: 212-837-1432
                                                            -------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              FINANCIAL STATEMENTS

         For the Period from August 1, 2004 (commencement of operations)
                             through March 31, 2005

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Statements

         For the Period from August 1, 2004 (commencement of operations)
                             through March 31, 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Schedule of Investments ...................................................    2
Statement of Assets, Liabilities and Members' Capital .....................    5
Statement of Operations ...................................................    6
Statement of Changes in Members' Capital ..................................    7
Statement of Cash Flows ...................................................    8
Financial Highlights ......................................................    9
Notes to Financial Statements .............................................   10
Directors and Officers Biographical Data ..................................   18

                 [LETTERHEAD OF PRICEWATERHOUSECOOPERS [LOGO]]

                                                  PRICEWATERHOUSECOOPERS LLP
                                                  PricewaterhouseCoopers Center
                                                  300 Madison Avenue
                                                  New York NY 10017
                                                  Telephone (646) 471 4000
                                                  Facsimile (813) 286 6000

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of J.P. Morgan Multi-Strategy Fund, L.L.C.

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital, of cash flows and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") at March 31, 2005, and the results of its operations, the changes in its members' capital, its cash flows and the financial highlights for the period August 1, 2004 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at March 31, 2005 with the investment funds, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

May 27, 2005

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                 March 31, 2005

                                                                                                       % OF
                                                                                                     MEMBERS'
STRATEGY                        INVESTMENT FUND                         COST        FAIR VALUE       CAPITAL       LIQUIDITY
--------                        ---------------                         ----        ----------       -------       ---------
Distressed Securities           King Street Capital LP             $ 2,340,000     $ 2,580,610         2.98%       Quarterly
Distressed Securities           Ore Hill Fund LP                     3,095,000       3,444,960         3.98%     Semi-Annually
Distressed Securities           Satellite Fund II LP                 2,590,000       2,750,463         3.18%       Annually
                                Strategic Value Restructuring
Distressed Securities           Fund LP                              3,200,000       3,379,504         3.90%       Annually
                                                                   -----------     -----------       ------

                                TOTAL                               11,225,000      12,155,537        14.04%
                                                                   ===========     ===========       ======

Long/Short Equities             Black Bear Fund I LP                 1,779,000       1,802,819         2.08%       Quarterly
Long/Short Equities             Eastern Advisor Fund LP              1,900,000       2,058,419         2.38%        Monthly
                                Endeavour Capital Partners II
Long/Short Equities             LP                                   2,000,000       2,050,210         2.37%       Quarterly
Long/Short Equities             Glenview Inst. Partners LP           3,293,000       4,226,295         4.88%       Quarterly
                                Lansdowne European Strategy
Long/Short Equities             Equity Fund LP                       2,867,000       3,226,536         3.72%       Quarterly
Long/Short Equities             LongBow Qualified Partners LP        2,540,000       2,649,701         3.06%       Quarterly
Long/Short Equities             Narragansett I LP                    2,690,000       2,762,094         3.19%       Annually
Long/Short Equities             Stadia Consumer Fund (QP) LP         2,780,000       2,795,509         3.23%       Quarterly
Long/Short Equities             Torrey Pines Fund LLC                2,590,000       2,832,937         3.27%       Quarterly
Long/Short Equities             Whitney New Japan Partners LP        2,379,000       2,406,963         2.78%       Quarterly
                                                                   -----------     -----------       ------

                                TOTAL                               24,818,000      26,811,483        30.96%
                                                                   ===========     ===========       ======

Merger Arbitrage/Event Driven   Deephaven Event Arb Fund LLC         3,000,000       3,161,871         3.66%        Monthly
                                DKR Saturn Event Driven Fund
Merger Arbitrage/Event Driven   LP                                   2,424,000       2,719,326         3.14%       Quarterly
Merger Arbitrage/Event Driven   M & M Arbitrage LLC                  2,135,000       2,235,129         2.58%       Quarterly
Merger Arbitrage/Event Driven   Special K Capital II LP              1,880,000       2,063,461         2.38%       Annually
                                                                   -----------     -----------       ------

                                TOTAL                                9,439,000      10,179,787        11.76%
                                                                   ===========     ===========       ======

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                            Schedule of Investments
                                 March 31, 2005

                                AQR Global Asset Allocation
Opportunistic                   Inst. Fund II LP                   $ 1,435,000     $ 1,441,293         1.66%       Quarterly
Opportunistic                   Brevan Howard LP                     2,900,000       3,044,239         3.52%        Monthly
Opportunistic                   NorOdin Macro RV LP                  1,950,000       1,955,252         2.26%       Quarterly
Opportunistic                   OLEA Global Partners LP              1,700,000       1,690,756         1.95%        Monthly
Opportunistic                   Traxis Fund Onshore LP               2,890,000       2,975,466         3.44%       Quarterly
                                Vega Select Opportunities Fund
Opportunistic                   Ltd.                                 2,340,000       2,485,421         2.87%        Monthly
                                                                   -----------     -----------       ------

                                TOTAL                               13,215,000      13,592,427        15.70%
                                                                   ===========     ===========       ======

                                AIG DKR Sound Shore Oasis Fund
Relative Value                  LP                                   2,300,000       2,340,343         2.70%       Quarterly
Relative Value                  Aviator Partners LP                    488,000         459,828         0.53%       Quarterly
                                CQS Capital Structure
Relative Value                  Arbitrage Fund Ltd.                  2,404,000       2,494,431         2.88%       Quarterly
Relative Value                  D.E. Shaw Oculus Fund LLC            2,750,000       3,144,124         3.63%       Quarterly
                                Deephaven Market Neutral Fund
Relative Value                  LLC                                  1,186,513       1,236,943         1.43%        Monthly
Relative Value                  Precept Domestic Fund II LP          1,607,000       1,496,937         1.73%       Quarterly
Relative Value                  QVT Associates LP                    1,330,000       1,384,017         1.60%       Quarterly
                                Severn River Capital Partners
Relative Value                  LP                                   1,980,000       1,973,091         2.28%       Quarterly
Relative Value                  The Obsidian Fund LLC                2,340,000       2,429,188         2.80%       Quarterly
Relative Value                  Vega Relative Value Fund Ltd         2,290,000       2,205,294         2.55%        Monthly
                                                                   -----------     -----------       ------

                                TOTAL                               18,675,513      19,164,196        22.13%

Short Selling                   Kingsford Capital Partners LP        1,565,000       1,493,160         1.72%       Quarterly
Short Selling                   Rocker Partners LP                   1,640,000       1,859,406         2.15%       Annually
                                                                   -----------     -----------       ------

                                TOTAL                                3,205,000       3,352,566         3.87%
                                                                   -----------     -----------       ------

                                TOTAL INVESTMENTS                  $80,577,513      85,255,996        98.46%
                                                                   ===========

                                Other Assets, less Liabilities                       1,337,786         1.54%
                                                                                   -----------       ------

                                MEMBERS' CAPITAL                                   $86,595,782       100.00%
                                                                                   ===========       ======

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                 March 31, 2005

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

              Investment Objective as a Percentage of Investments

Distressed Securities                14.26%
Long/Short Equities                  31.45%
Merger Arbitrage/Event Driven        11.94%
Opportunistic                        15.94%
Relative Value                       22.48%
Short Selling                         3.93%

THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 98.46% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE AS DISCLOSED IN NOTE 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 2% annually of net assets and incentive fees of 20% to 25% of net profits earned.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2005

ASSETS
Investments in investment funds, at fair value (cost $80,577,513)    $85,255,996
Cash and cash equivalents                                                395,719
Investments paid in advance                                            6,146,234
Deferred initial offering costs                                          136,599
Prepaid fees                                                              39,136
Interest receivable                                                        4,099
                                                                     -----------
         TOTAL ASSETS                                                 91,977,783
                                                                     -----------

LIABILITIES
Contributions received in advance                                      4,237,500
Tender offer proceeds payable                                            629,414
Due to Investment Manager                                                262,859
Professional fees payable                                                104,717
Management fees payable                                                   85,677
Other accrued expenses                                                    61,834
                                                                     -----------
         TOTAL LIABILITIES                                             5,382,001
                                                                     -----------

NET ASSETS                                                           $86,595,782
                                                                     ===========

MEMBERS' CAPITAL
Represented by:
Net Capital                                                          $81,917,299
Net unrealized gain on investments                                     4,678,483
                                                                     -----------
         MEMBERS' CAPITAL                                            $86,595,782
                                                                     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Operations

         For the Period from August 1, 2004 (commencement of operations)
                             through March 31, 2005

INVESTMENT INCOME
   Interest                                                         $    25,478
                                                                    -----------

EXPENSES
   Management Fees and Administrative Services Fees                     765,571
   Amortization of offering costs                                       273,198
   Professional fees                                                    108,333
   Organizational costs                                                 102,449
   Administration fees                                                   91,442
   Insurance expenses                                                    39,243
   Directors fees                                                        23,542
   Custodian fees                                                        10,138
   Other expenses                                                         1,914
                                                                    -----------
       Total expenses                                                 1,415,830
                                                                    -----------

       Fund expenses waived by Investment Manager                      (275,000)
       Fund expenses paid by Investment Manager                         (60,418)
       Fund expenses waived by Administrator                            (13,252)
                                                                    -----------
       Total waivers and reimbursements                                (348,670)
                                                                    -----------
       Net expenses                                                   1,067,160

                                                                    -----------
       NET INVESTMENT LOSS                                           (1,041,682)
                                                                    -----------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT FUND TRANSACTIONS
    Net realized gain from investment fund transactions                  66,235
    Net unrealized appreciation on investment funds                   4,678,483
                                                                    -----------

    Net realized and unrealized gain from investment fund
transactions                                                          4,744,718
                                                                    -----------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $ 3,703,036
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                    Statement of Changes in Members' Capital

         For the Period from August 1, 2004 (commencement of operations)
                             through March 31, 2005

                                                         MANAGING     SPECIAL         OTHER
                                                          MEMBER       MEMBER        MEMBERS          TOTAL
FROM INVESTMENT ACTIVITIES
   Net investment loss                                   $   (135)   $    (657)   $ (1,040,890)   $ (1,041,682)

   Net realized gain from investment fund transactions          9           42          66,184          66,235
   Net unrealized appreciation on investment funds            606        2,952       4,674,925       4,678,483
   Incentive allocation                                       (23)     181,222        (181,199)             --
                                                         -----------------------------------------------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED
           FROM OPERATIONS                                    457      183,559       3,519,020       3,703,036

FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                   10,000       10,000      83,502,160      83,522,160
   Repurchase fee                                               1            2           7,846           7,849
   Capital redemptions                                         --     (114,000)       (523,263)       (637,263)
                                                         -----------------------------------------------------
       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
           DERIVED FROM CAPITAL TRANSACTIONS               10,001     (103,998)     82,986,743      82,892,746
                                                         -----------------------------------------------------

       NET CHANGE IN MEMBERS' CAPITAL                      10,458       79,561      86,505,763      86,595,782

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                 --           --              --              --
                                                         -----------------------------------------------------

       MEMBERS' CAPITAL AT END OF PERIOD                 $ 10,458    $  79,561    $ 86,505,763    $ 86,595,782
                                                         =====================================================

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Cash Flows

         For the Period from August 1, 2004 (commencement of operations)
                             through March 31, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital derived from operations                 $  3,703,036
   Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
       Purchases of investment funds                                         (81,981,000)
       Proceeds from dispositions of investment funds                          1,469,722
       Net realized gain from investment fund transactions                       (66,235)
       Net unrealized appreciation on investment funds                        (4,678,483)
       Deferred offering costs                                                  (409,797)
       Amortization of offering costs                                            273,198
       Prepaid fees                                                              (39,136)
       Investments paid in advance                                            (6,146,234)
       Increase in interest receivable                                            (4,099)
       Due to Investment Manager                                                 262,859
       Increase in professional fees payable                                     104,717
       Increase in management fees payable                                        85,677
       Increase in other accrued expenses                                         61,834
                                                                            ------------

         NET CASH USED IN OPERATING ACTIVITIES                               (87,363,941)
                                                                            ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                      87,759,660
                                                                            ------------

             NET CASH PROVIDED BY FINANCING ACTIVITIES                        87,759,660
                                                                            ------------

NET INCREASE IN CASH                                                             395,719

Cash and cash equivalents at beginning of period                                      --
                                                                            ------------

Cash and cash equivalents at end of period                                  $    395,719
                                                                            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Highlights

         For the Period from August 1, 2004 (commencement of operations)
                             through March 31, 2005

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member for the period from August 1, 2004 (commencement of operations) through March 31, 2005:

      TOTAL RETURN BEFORE INCENTIVE ALLOCATION (c)                           4.80%

      INCENTIVE ALLOCATION (c)                                              (0.24%)
                                                                      -----------
      TOTAL RETURN AFTER INCENTIVE ALLOCATION (c)                            4.56%

      RATIOS TO AVERAGE NET ASSETS:

          Expenses, before waivers (a) (b)                                   3.05%

          Expenses, net of waivers (a) (b)                                   2.30%

          Incentive allocation                                               0.26%
                                                                      -----------
          Expenses, net of waivers and incentive allocation (a) (b)          2.56%

          Net investment loss, before waivers (a) (b)                       (3.00%)

          Net investment loss, net of waivers (a) (b)                       (2.25%)

      Portfolio turnover rate (c)                                            2.30%

      Other Members' Capital, end of period                           $86,505,763

(a)   Annualized.

(b) The Investment Manager and PFPC Inc. waived fees and expenses for the period ended March 31, 2005.

(c)   Not annualized.

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND INCENTIVE ALLOCATION.

THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS, HOWEVER TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005

--------------------------------------------------------------------------------

1. ORGANIZATION

J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") was organized as a limited liability company on April 6, 2004 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of New York and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all performance-based incentive allocations, if any from Members' accounts.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be significant.

C. DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. DISTRIBUTIONS FROM INVESTMENT FUNDS (CONTINUED)

reduction of the investment's cost when identified by the Investment Fund as a return of capital. Once the investment's cost is received, any further distributions are recognized as realized gains.

D. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

E. FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

G. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A.

H. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $409,797 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES (CONTINUED)

These costs are being amortized over a twelve-month period from the commencement of operations.

Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.125% (1.50% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

The Fund and the Investment Manager have entered into an Expense Limitation and Reimbursement Agreement (the "Expense Limitation Agreement"), dated May 26, 2004, under which the Investment Manager will agree to waive its fees and, if necessary, reimburse expenses in respect of the Fund for each fiscal year that the Agreement is in place so that the total operating expenses of the Fund (excluding interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive Allocation) do not exceed 2.30% (comprising the 1.5% Management Fee, the 0.15% Manager Administrative Services Fee and not more than a further 0.65% for other operating expenses) on an annualized basis of the Fund's net assets as of the end of each month. Under the Expense Limitation Agreement, any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made, provided that repayment does not result in the Fund's aggregate operating expenses exceeding the foregoing expense limitations. Total expenses of the Fund assumed by the Investment Manager for the period from August 1, 2004 through March 31, 2005 were $60,418. The Investment Manager also waived fees of $275,000 during the same period.

The Fund has entered into an administration agreement with PFPC Inc. ("PFPC"), whereby PFPC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC an annual fee ranging from 0.035% to 0.075% of the Fund's average net assets, with a minimum monthly fee of $6,250 for administration and accounting, an annual fee of 0.015% of the Fund's average net assets, with a minimum

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

monthly fee of $3,334 for regulatory administration services, and an annual fee for Member services of $150 per Member, with a minimum monthly fee of $1,000. PFPC waived $13,252 of its fees for the period from August 1, 2004 through March 31, 2005. Any fees waived by PFPC are recoverable from the Fund if the agreement with PFPC is terminated within the first three years of the effective date of the agreement.

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services to the Fund.

4. SECURITY TRANSACTIONS

Aggregate purchases and sales of Investment Funds for the period ended March 31, 2005 amounted to $81,981,000 and $1,469,722, respectively.

At March 31, 2005, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $4,989,417 and gross unrealized depreciation on investments was $310,934, resulting in net unrealized appreciation on investments of $4,678,483.

5. CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION

Generally, initial and additional subscription for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was August 1, 2004 (the "Initial Closing Date"). After the Initial Closing Date, the Fund intends to accept subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005

--------------------------------------------------------------------------------

5. CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION (CONTINUED)

quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day immediately preceding the one-year anniversary of a Member's purchase of its Interests. For the period ended March 31, 2005, the Fund charged Members' $7,849 in repurchase fees.

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

At the end of each calendar year, a Member's return on its investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year, net of such Member's pro rata share of the Management Fee, is reallocated to the capital account of the Special Member in the following manner: (1) net capital appreciation up to a 6% return remains allocated to such Member (the "Preferred Return"); (2) net capital appreciation in excess of the Preferred Return is reallocated to the Special Member until it has been allocated the next 0.30% of return (the "Catch-Up"); and (3) thereafter, 95% of any net capital appreciation in excess of the Preferred Return plus the Catch-Up remains allocated to such Member, and the remaining 5% of such net capital appreciation is reallocated to the Special Member. The amounts reallocated to the Special Member under (2) and (3) above are referred to as the "Incentive Allocation."

No Incentive Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees and Manager Administrative Service Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest. At December 31, 2004, $118,391 was reallocated to the capital account of the Special Member. Based upon profits for the year ended March 31, 2005, the additional Incentive Allocation that would be reallocated to the Special Member is $62,831. This amount is subject to change as Incentive Allocations occur at the end of each calendar year.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act. The Investment Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risk by investing in Investment Funds managed by different third party managers, the Investment Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Investment Funds' net asset value. The Fund invests in a limited number of Investment Funds. Such concentration may result in additional risk.

Because of the limitation on rights of redemption and the fact that the Fund's limited liability company interests will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Investment Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Investment Manager and the Managing Member intend to recommend that quarterly offers be made to repurchase up to 25% of the Fund's net assets, there can be no assurance that the Fund will make such offers.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2005

--------------------------------------------------------------------------------

7. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. SUBSEQUENT EVENTS

Through May 1, 2005, the Fund received subscriptions from investors of $6,900,000 of which $4,237,500 was received in advance of March 31, 2005.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                     PRINCIPAL          IN FUND
                              POSITION(S)    TERM OF OFFICE(i)     OCCUPATION(S)        COMPLEX
                               HELD WITH       AND LENGTH OF      DURING THE PAST      OVERSEEN       OTHER DIRECTORSHIPS HELD BY
 NAME, ADDRESS, AND AGE          FUND           TIME SERVED           5 YEARS         BY DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer                Director        May 26, 2004      Partner, Director       None.      Board Member, Children's
Johnson Rice & Co. L.L.C.                       to present       of Research and                    Hospital of New Orleans; Board
DOB: 6-29-1957                                                   Senior Energy                      Member, J.P. Morgan Corporate
                                                                 Analyst of                         Finance Investors; Board Member,
                                                                 Johnson Rice &                     J.P. Morgan U.S. Corporate
                                                                 Co. L.L.C.                         Finance Investors II; Board
                                                                 (investment                        Member, J.P. Morgan Europe
                                                                 banking firm).                     Corporate Finance Investors II;
                                                                                                    Board Member, J.P. Morgan
                                                                                                    Venture Capital Investors; Board
                                                                                                    Member, J.P. Morgan Venture
                                                                                                    Capital Investors II ; Board
                                                                                                    Member
------------------------------------------------------------------------------------------------------------------------------------
Gerald A. Okerman              Director        May 26, 2004      President and CEO       None.      Chairman of the Board, Aurora
Minnesota Research Fund,                        to present       of Minnesota                       Building Systems, Inc.; Board
Suite 25                                                         Research Fund                      Member, Nanocopoeia, Inc.; Board
Heritage Drive                                                   (technology);                      Member, Apprise, Inc.; Board
St. Paul, MN 55108                                               prior thereto,                     Member, J.P. Morgan Corporate
DOB: 2-21-1946                                                   Corporate                          Finance Investors; Board Member,
                                                                 Development and                    J.P. Morgan U.S. Corporate
                                                                 Investment Manager                 Finance Investors II; Board
                                                                 in the Corporate                   Member, J.P. Morgan Europe
                                                                 Enterprise                         Corporate Finance Investors II;
                                                                 Development                        Board Member, J.P. Morgan
                                                                 Department,                        Venture Capital Investors; Board
                                                                 Minnesota Mining                   Member, J.P. Morgan Venture
                                                                 and Manufacturing                  Capital Investors II
                                                                 (3M) (a
                                                                 multinational
                                                                 manufacturing
                                                                 company).
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                     PRINCIPAL          IN FUND
                              POSITION(S)    TERM OF OFFICE(i)     OCCUPATION(S)        COMPLEX
                               HELD WITH       AND LENGTH OF      DURING THE PAST      OVERSEEN       OTHER DIRECTORSHIPS HELD BY
 NAME, ADDRESS, AND AGE          FUND           TIME SERVED           5 YEARS         BY DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
S. Lawrence                    Director        May 26, 2004      Executive Vice          None.      Board Member, AT&T Investment
Prendergast                                     to present       President of                       Management Corp.; Board Member,
Prendergast Capital                                              Finance of                         Batterymarch Global Emerging
Management                                                       LaBranche & Co.                    Markets Fund; Board Member,
DOB: 4-20-1941                                                   (specialist firm                   Cincinnati Incorporated; Private
                                                                 on the NYSE);                      Equity Fund Advisory Board
                                                                 prior thereto                      Member, E.M. Warburg, Pincus &
                                                                 Chairman and CEO                   Co.; Private Equity Fund
                                                                 of AT&T Investment                 Advisory Board Member, Lehman
                                                                 Management Corp.                   Brothers; International Capital
                                                                 (money management                  Markets Advisory Board Member,
                                                                 company).                          NYSE; Board Member, Turrell
                                                                                                    Fund; Board Member, J.P. Morgan
                                                                                                    Corporate Finance Investors;
                                                                                                    Board Member, J.P. Morgan U.S.
                                                                                                    Corporate Finance Investors II;
                                                                                                    Board Member, J.P. Morgan Europe
                                                                                                    Corporate Finance Investors II;
                                                                                                    Board Member, J.P. Morgan
                                                                                                    Venture Capital Investors; Board
                                                                                                    Member, J.P. Morgan Venture
                                                                                                    Capital Investors ; Board
                                                                                                    Member, J.P. Morgan Venture
                                                                                                    Capital Investors II

------------------------------------------------------------------------------------------------------------------------------------

----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                     PRINCIPAL          IN FUND
                              POSITION(S)    TERM OF OFFICE(i)     OCCUPATION(S)        COMPLEX
                               HELD WITH       AND LENGTH OF      DURING THE PAST      OVERSEEN       OTHER DIRECTORSHIPS HELD BY
 NAME, ADDRESS, AND AGE          FUND           TIME SERVED           5 YEARS         BY DIRECTOR              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein             Director        May 26, 2005      Managing Director,      None.      Board Member, National Surgical
JPMorgan Investment                             to present       JPMorgan Investment                Hospitals, Inc.; Board Member,
Management, Inc.                                                 Management, Inc.                   Response Insurance; and Board
522 Fifth Avenue, Floor 15                                                                          Member, Performance, Inc.;
New York, NY 10036                                                                                  Advisory Board Member, Accel
DOB: 2-2-1956                                                                                       Partners; Advisory Board Member,
                                                                                                    Apax US/Patricof & Co.; Advisory
                                                                                                    Board Member, Clayton, Dubilier
                                                                                                    & Rice; Advisory Board Member,
                                                                                                    Exxel Capital Partners; Advisory
                                                                                                    Board Member, Fenway Partners;
                                                                                                    Advisory Board Member, Great
                                                                                                    Hill Equity Partners; Advisory
                                                                                                    Board Member, MeriTech Capital
                                                                                                    Partners; Advisory Board Member,
                                                                                                    New Enterprise Associates;
                                                                                                    Advisory Board Member, North
                                                                                                    Bridge Venture Partners;
                                                                                                    Advisory Board Member, Redpoint
                                                                                                    Venture Partners; Advisory Board
                                                                                                    Member, TA Associates; and
                                                                                                    Advisory Board Member, Welsh,
                                                                                                    Carson, Anderson & Stowe.
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                          TERM OF OFFICE
                                 POSITION(S) HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE PAST
   NAME, ADDRESS, AND AGE                FUND               TIME SERVED                      5 YEARS
---------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein              Chief Executive Officer     May 26, 2005    Managing Director, JPMorgan Investment
JPMorgan Investment                                          to present     Management, Inc.
Management, Inc.
522 Fifth Avenue, Floor 15
New York, NY 10036
DOB: 2-2-1956

---------------------------------------------------------------------------------------------------------------------
Thomas J. DiVuolo               Chief Financial Officer     May 26, 2005    Vice President and Chief Financial
J.P. Morgan Alternative Asset                                to present     Officer, J.P. Morgan Alternative Asset
Management, Inc.                                                            Management, Inc.; prior thereto Senior
522 Fifth Avenue, Floor 10                                                  Vice President, Kenmar Advisory Corp. (an
New York, NY 10036                                                          asset management firm).
DOB: 7-27-1960
---------------------------------------------------------------------------------------------------------------------

The Funds' Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by caling 1-212-837-1432, and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that S. Lawrence Prendergast is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,000 for 2005 and not applicable for 2004.

AUDIT-RELATED FEES

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and not applicable for 2004.

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,000 for 2005 and not applicable for 2004.

ALL OTHER FEES

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and not applicable for 2004.

 (e)(1)       Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The Fund's Audit Committee approves all non-audit services, as required by the statutes and regulations administered by the Securities and Exchange Commission, including the 1940 Act and the Sarbanes-Oxley Act of 2002.

 (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and not applicable for 2004.

(h)      Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.



                 J.P. MORGAN ALTERNATIVE ASSET MANAGEMENT, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

OBJECTIVE

J.P. Morgan Alternative Asset Management, Inc. ("JPMAAM"), an investment adviser registered with the Securities and Exchange Commission and an affiliate of J.P. Morgan Chase & Co ("JPMC"), is responsible for the allocation of assets on behalf of its clients to various private investment funds, including hedge funds and other alternative investment pools that are structured as private limited partnerships, limited liability companies or offshore corporations (collectively, "Alternative Investments"). The voting rights of Alternative Investments generally are contract rights set forth in the organizational documents (e.g., the limited partnership agreement, limited liability company or memorandum and articles of association). As privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, Alternative Investments do not issue proxies. Instead, they often solicit consents from their limited partners, members or shareholders.

As an investment manager, JPMAAM in the normal course of business is typically granted by its clients the authority to vote the solicitations or consents of Alternative Investments and the proxies of securities directly held by clients that are not under the management of a sub-adviser (e.g., securities that are received from in-kind redemptions). In accordance with the Investment Advisers Act of 1940, as amended (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable fiduciary and regulatory standards, JPMAAM's objective is to vote the solicitations, consents and proxies (hereinafter referred to as "proxies") in the best interests of its clients. To further that objective, JPMAAM has adopted these Proxy Voting Policies and Procedures.

THE PROXY VOTING PROCESS

1. VOTING IN GENERAL. JPMAAM's Portfolio Management Group ("PMG") as part of its ongoing analysis of client holdings monitors significant developments relating to the portfolio of Alternative Investments. BECAUSE IN THE CONTEXT OF ALTERNATIVE INVESTMENTS EACH SOLICITED VOTE RAISES UNIQUE QUESTIONS AND IS AN INTEGRAL PART OF JPMAAM'S INVESTMENT PROCESS, EACH PROXY OR OTHER SOLICITATION WITH RESPECT TO ALTERNATIVE INVESTMENTS WILL BE ANALYZED BY A MEMBER OR MEMBERS OF THE PMG ON A CASE-BY-CASE BASIS.

For proxies received with respect to any securities other than Alternative Investments held directly by JPMAAM's clients, for which JPMAAM has voting responsibility, JPMAAM will defer the vote to a proxy voting service and vote in accordance with their recommendation.

Situations may arise in which more than one client invests in the same Alternative Investment or securities. In addition, two or more fund/clients may be invested in strategies having different investment objectives, investment styles or portfolio managers. As a result, JPMAAM may cast different votes on behalf of different clients.

2. RESPONSIBILITY FOR VOTE FOR ALTERNATIVE INVESTMENTS - PRIMARY CONTACT FOR THE MANAGER OF THE UNDERLYING HEDGE FUND OR OTHER PERSON IDENTIFIED BY COMPLIANCE OFFICER. Where the proxy being voted is with respect to interests in an underlying hedge fund ("UHF") owned by a JPMAAM client over which JPMAAM has discretionary investment authority, it shall be the responsibility of the Primary Contact in the PMG for the investment manager of the UHF to vote the proxies in a timely manner and otherwise in accordance with these procedures. In the absence of the Primary Contact, the Compliance Officer shall assign such responsibility to another person in the PMG in accordance with the procedures set forth below in this section.

3. PROCEDURES FOR VOTING PROXIES. JPMAAM has adopted the following procedures in order to ensure that all proxy materials are processed in a timely fashion:

     o All proxies and related materials should be received by, or forwarded to, the Operations Group (the "OG") and processed by the designated person or persons within the OG.

     o    The OG will:

          o    Forward the materials by e-mail to:

               []   the Primary Contact for the manager of that UHF in the PMG;
               []   the Secondary Contact for that manager in the PMG; and
               []   the Compliance Officer.

          o    Include in the cover email the following information:

               []   name of UHF and manager;
               []   name(s) of the JPMAAM client portfolio(s)  holding interests in this UHF; and
               []   the date and time by which JPMAAM must submit the proxy (the
                    "Voting Deadline"). (This is to allow enough time for the completed proxy to be returned to the issuer prior to the Voting Deadline.)

          o The Compliance Officer will promptly follow up via e-mail to ensure that if both the Primary Contact and Secondary Contact are unavailable, the proxy material is assigned to another member of the PMG. The person assigned responsibility (whether the Primary Contact, Secondary Contact, or another PMG member) is referred to herein as the "PMG Designate". If the Compliance Officer is absent, the Legal Department will perform this follow up.

          o The PMG Designate will advise each PMG member who is the portfolio manager of a client portfolio holding interests in that UHF of the proxy solicitation, and will analyze the proxy materials and make a decision on how to vote each proxy, conferring with the relevant portfolio managers if appropriate (absent material conflicts of interest - if there are material conflicts of interest, follow procedures described below in "Material Conflicts of Interest"). The PMG Designate shall promptly communicate via email or otherwise in writing the decision as to how to vote each proxy to the OG (by close of business on the day before the Voting Deadline, unless otherwise agreed with the OG), copying the Compliance Officer for purposes of recordkeeping. Once instructions are received in a timely manner from the PMG Designate, the OG shall have responsibility for submitting the proxy prior to the Voting Deadline (and providing a copy of the proxy, as voted, to the Compliance Officer).

          o In some cases, proxy materials stipulate how a failure to vote the proxy will be interpreted (for example, proxy materials may stipulate that no vote will be deemed to be a vote for the proposal, or that there is no need to submit a proxy if there is an intention to vote in favor of the proposal). In such a case, the PMG Designate must still determine how to vote the proxy, and convey this decision via email or other written communication to the OG, with copy to the Compliance Officer, as described above. If the PMG Designate decides that a proxy should not be submitted, the OG shall email the PMG Designate's decision to the UHF and keep a copy of that email in its files.

MATERIAL CONFLICTS OF INTEREST

Rule 206(4)-6 under the Advisers Act requires that the proxy voting procedures adopted and implemented by a registered investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser and its clients. Material conflicts of interest may arise when management of a JPMAAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may affect JPMAAM's relationship with such company and materially impact JPMAAM's business; or when a personal relationship between a JPMAAM officer and management of a company or other proponents of proxy proposals could impact the voting decision. JPMAAM is a part of the global financial services firm JPMC. Material conflicts of interest could also arise between the interests of JPMC and JPMAAM clients.

To address such material conflicts of interest, JPMC and JPMAAM have adopted policies to safeguard the integrity of JPMAAM's investment processes and decisions, including proxy voting, and to maintain the integrity and independence of the investment process and decisions. JPMAAM has established informational barriers designed to prevent the flow of information from JPMC's securities, lending, investment banking and other divisions from reaching JPMAAM's investment professionals.

In addition, JPMAAM has adopted the procedures discussed in the following section to address material conflicts of interest.

ESCALATION OF CONFLICTS OF INTEREST

The PMG Designate, along with the Compliance Officer, is responsible for identifying potential material conflicts of interest. When a potential material conflict of interest has been identified between the interests of JPMAAM and its clients, it is the responsibility of the investment professional in consultation with senior management and the Proxy Voting Committee (described below) to evaluate the matter and determine whether an actual material conflict of interest exists.

In the event an actual material conflict of interest exists, the final voting decision will be made by the Proxy Voting Committee.

Depending upon the nature of the material conflict, JPMAAM may elect to take one or more of the following measures, or other appropriate action:

     []   removing certain JPMAAM personnel from the proxy voting process;
     [] "walling off" personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
     [] deferring the vote to a proxy voting service and vote in accordance with their recommendation
     [] deferring the vote to an independent person or body (e.g., independent directors)

The resolution of all potential and actual material conflict issues presented to the senior JPMAAM professionals will be thoroughly documented.

PROXY VOTING COMMITTEE

A Proxy Voting Committee composed of senior individuals from JPMAAM, Legal, Compliance, Risk Management and Operations Groups provides oversight of the proxy voting process on an on-going basis. The primary purposes of the Committee are to: periodically review general proxy voting matters and discuss and come to conclusions on more controversial proxy voting issues.

RECORDKEEPING

JPMAAM is required to maintain in an easily accessible place for five (5) years all records relating to the proxy voting process (the first two years at the office of JPMAAM). Those records will be kept by the OG and will include the following:

     []   a copy of the JPMAAM Proxy Voting Policies and Procedures;
     []   a copy of each proxy statement received on behalf of JPMAAM clients;
     []   a record of each vote cast on behalf of JPMAAM client holdings;
     [] a copy of all documents created by JPMAAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision; and
     [] A copy of each written request by a client for information on how JPMAAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAAM to any request by a JPMAAM client for information on how JPMAAM voted proxies on behalf of our client.

Adopted:  May 26, 2004

                                       3

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) J.P. Morgan Multi-Strategy Fund, L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                               Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date     June 3, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                               Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date     June 3, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                               Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date     June 3, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.